Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 510,624	$ 246,053	$ 229,650
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	365,620	227,113	215,121
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 145,004	$ 18,940	$ 14,529